Investments in associates and joint ventures (Disclosure of aggregated information of individually immaterial associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aggregate amounts of the Group's share of those associates and joint ventures
Unrecognised further losses	¥ 563,000	¥ 552,000
Proportionate interests in capital commitments	0	0
Individually immaterial associates and joint ventures [member]
Summarized financial information of investments in associates and joint ventures [line items]
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	5,702,495	4,701,290
Aggregate amounts of the Group's share of those associates and joint ventures
Profit from continuing operations	236,306	190,029
Total comprehensive income	¥ 235,475	¥ 190,029